Taxes On Income (Reconciliation Of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Taxes On Income [Abstract]
Beginning balance	$ 1,669	$ 1,027
Additions for prior year tax positions	1,216	(7)
Additions for current year tax positions	2,774	649
Ending balance	$ 5,659	$ 1,669